Loans - Summary of Impaired Loans (Detail) - USD ($) $ in Thousands	Jun. 30, 2016	Dec. 31, 2015	Dec. 31, 2014
Financing Receivable, Impaired [Line Items]
With No Related Allowance Recorded, Recorded Investment	$ 1,448	$ 1,519	$ 1,168
With No Related Allowance Recorded, Unpaid Principal Balance	2,448	2,495	1,981
With an Allowance Recorded, Recorded Investment	683	547	3,628
With an Allowance Recorded, Unpaid Principal Balance	688	552	3,648
With an Allowance Recorded, Related Allowance	108	48	310
Total Recorded Investment	2,132	2,066	4,796
Total Unpaid Principal Balance	3,137	3,047	5,629
With an Allowance Recorded, Related Allowance	108	48	310
Real Estate Mortgage Loans [Member] | One-to Four-Family Residential [Member]
Financing Receivable, Impaired [Line Items]
With an Allowance Recorded, Recorded Investment	454	460	123
With an Allowance Recorded, Unpaid Principal Balance	454	460	140
With an Allowance Recorded, Related Allowance	26	39	12
Total Recorded Investment	454	460	123
Total Unpaid Principal Balance	454	460	140
With an Allowance Recorded, Related Allowance	26	39	12
Real Estate Mortgage Loans [Member] | Commercial Real Estate and Multi-Family [Member]
Financing Receivable, Impaired [Line Items]
With No Related Allowance Recorded, Recorded Investment	852	909
With No Related Allowance Recorded, Unpaid Principal Balance	1,815	1,849
With an Allowance Recorded, Recorded Investment	149
With an Allowance Recorded, Unpaid Principal Balance	149
With an Allowance Recorded, Related Allowance	73
Total Recorded Investment	1,001	909
Total Unpaid Principal Balance	1,964	1,849
With an Allowance Recorded, Related Allowance	73
Real Estate Mortgage Loans [Member] | Construction and Land [Member]
Financing Receivable, Impaired [Line Items]
With No Related Allowance Recorded, Recorded Investment	156	158
With No Related Allowance Recorded, Unpaid Principal Balance	163	164
Total Recorded Investment	156	158
Total Unpaid Principal Balance	163	164
Real Estate Mortgage Loans [Member] | Commercial [Member]
Financing Receivable, Impaired [Line Items]
With No Related Allowance Recorded, Recorded Investment			504
With No Related Allowance Recorded, Unpaid Principal Balance			1,231
With an Allowance Recorded, Recorded Investment			3,401
With an Allowance Recorded, Unpaid Principal Balance			3,401
With an Allowance Recorded, Related Allowance			289
Total Recorded Investment			3,905
Total Unpaid Principal Balance			4,632
With an Allowance Recorded, Related Allowance			289
Commercial Loans [Member]
Financing Receivable, Impaired [Line Items]
With No Related Allowance Recorded, Recorded Investment	440	452	664
With No Related Allowance Recorded, Unpaid Principal Balance	470	482	750
With an Allowance Recorded, Recorded Investment	81	87	104
With an Allowance Recorded, Unpaid Principal Balance	86	92	107
With an Allowance Recorded, Related Allowance	9	9	9
Total Recorded Investment	521	539	768
Total Unpaid Principal Balance	556	574	857
With an Allowance Recorded, Related Allowance	$ 9	$ 9	$ 9